Invesco Growth Allocation Fund

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Effective June 6, 2011, all references to Invesco Conservative Allocation Fund and Invesco Moderate Growth Allocation Fund are hereby deleted.

The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Fees and Expenses of the Fund”:
"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Growth Allocation Fund Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional Class Institutional, Invesco Growth Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Growth Allocation Fund Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional Class Institutional, Invesco Growth Allocation Fund
Management Fees		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.77%
Total Annual Fund Operating Expenses	[1][2]	0.88%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Growth Allocation Fund Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional Class Institutional, Invesco Growth Allocation Fund	Institutional Class	90	281	488	1,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio."

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Cash/Cash Equivalent Risk

Dollar Roll Transactions Risk

Foreign Securities Risk

Independent Management of Sector Risk

Issuer- Specific Changes

Market Trading Risk

Mortgage-and Asset-Backed Securities Risk

Prepayment Risk

Reinvestment Risk

REIT Risk/Real Estate Risk

Sector Fund Risk

Short Sales Risk

Value Investing Style Risk"

Invesco Income Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO INCOME ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Floating Rate Risk. Some of the underlying funds may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO INCOME ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Exchange-Traded Funds Risk”

Invesco Moderate Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer- Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderately Conservative Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”